Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000028787 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028787 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028787 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028787 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028787 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028787 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028787 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028787 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028787 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028787 | Salesforce, Inc.___BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000028787 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028787 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028787 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028787 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028787 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028787 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028787 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028787 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028787 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000028788 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028788 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028788 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028788 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028788 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028788 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028788 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028788 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028788 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028788 | Salesforce, Inc.___BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000028788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028788 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028788 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028788 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028788 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028788 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000028789 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028789 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028789 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028789 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028789 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028789 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028789 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028789 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028789 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028789 | Salesforce, Inc.___BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000028789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028789 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028789 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028789 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028789 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028789 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028789 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028789 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028789 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000074892 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074892 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074892 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074892 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074892 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074892 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074892 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074892 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074892 | McCormick & Co., Inc.___BNY-579780206
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074892 | Salesforce, Inc.___BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000074892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000074892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000074892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074892 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074892 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074892 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074892 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074892 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%